CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 9,183	$ 119		$ 70,060	$ 392	$ (61,988)	$ 600
Balance, shares at Dec. 31, 2010		8,868,857
Exercise of options	116		[1]	116
Exercise of options, shares		49,790
Other comprehensive income	64				51		13
Net Loss	(1,519)					(1,526)	7
Balance at Dec. 31, 2011	7,844	119		70,176	443	(63,514)	620
Balance, shares at Dec. 31, 2011		8,918,647
Issuance of warrants to shareholders	708			708
Other comprehensive income	32				25		7
Net Loss	(2,055)					(2,051)	(4)
Balance at Dec. 31, 2012	6,529	119		70,884	468	(65,565)	623
Balance, shares at Dec. 31, 2012	8,918,647	8,918,647
Other comprehensive income	99				79		20
Net Loss	(2,643)					(2,635)	(8)
Balance at Dec. 31, 2013	$ 3,985	$ 119		$ 70,884	$ 547	$ (68,200)	$ 635
Balance, shares at Dec. 31, 2013	8,918,647	8,918,647

[1]	Represents an amount lower than $1.